February 28, 2003

            DREYFUS VARIABLE INVESTMENT FUND -- BALANCED PORTFOLIO

                              SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2002

      At  a special meeting of shareholders held on February 27, 2003, portfolio
shareholders   approved   changing   the   portfolio' s  investment  objective.
Accordingly, the following information supplements and supersedes any contrary information contained in the section of the portfolio's prospectus entitled "Goal/Approach."

      The portfolio seeks long-term capital growth and current income.

                                    * * * *

      The portfolio's benchmark is a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index and 40% of which is the Lehman Brothers Aggregate Bond Index.

                                                                       154s0203


                                                              February 28, 2003

       DREYFUS VARIABLE INVESTMENT FUND -- SMALL COMPANY STOCK PORTFOLIO

                               SUPPLEMENT TO PROSPECTUS
                                  DATED MAY 1, 2002

      At  a special meeting of shareholders held on February 27, 2003, portfolio
shareholders   approved   changing   the   portfolio' s  investment  objective.
Accordingly, the following information supplements and supersedes any contrary information contained in the section of the portfolio's prospectus entitled "Goal/Approach."

     The portfolio seeks capital appreciation.

                                    * * * *

     The portfolio's benchmark is the Standard & Poor's SmallCap 600 Index.

                                                                       151s0203